DEAR SHAREHOLDERS:

We are pleased to provide this initial report for Charter Small Company Stock Value Fund (the "Fund"), sub-advised by Berger LLC which has in turn hired Perkins, Wolf, McDonnell & Company, covering the period ended June 30, 2000.

Please read our sub-adviser's update below.

Sincerely,


/s/ Richard H. Forde

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT
CHARTER SMALL COMPANY STOCK VALUE FUND



SUB-ADVISER'S UPDATE

THE MARKET ENVIRONMENT

Large swings in stock prices were not uncommon during the quarter. As the Federal Reserve Board (Fed) implemented its campaign to fight inflation, higher interest rates began to wear on corporate profits as a number of high-profile companies reannounced disappointing earnings. The effects were felt across a broad range of sectors, from high-flying technology issues to old economy industrial stocks. The result was a renewed emphasis on valuation that caused the value style of investing to outperform its growth counterpart for the quarter.

PORTFOLIO COMMENTS

The results across sectors in the Fund were as mixed as the market in general. Financial and consumer stocks were among the casualties of higher interest rates. Poor performers this quarter included Republic Security Financial (1.0% of assets) and Abercrombie and Fitch (1.8% of assets).


                                                                               _
                                                                               1

Overall, energy continued to perform well. A significant spike in natural gas prices presented us with the opportunity to reduce our energy exposure as price targets for the companies we own were met.

The Real Estate Investment Trust (REIT) industry was another group that performed well during the quarter. In addition to providing an 8% annualized dividend yield, REIT stocks appreciated 10% on average. Once again, we used this strength to pare back our exposure.

While we took advantage of the strength in energy and real estate to make opportunistic sales, we were quick to redeploy the cash into groups that we call "fallen growth stocks." Positions were initiated in companies such as Kronos Inc. (0.6% of assets), Micros Systems (0.2% of assets) and Transaction System Architects Inc. (1.1% of assets).

PERFORMANCE

For the second quarter and since its inception (01/21/00), the Fund's Institutional Class returned 2.24% and 5.00%, respectively. The Russell 2000 Index returned -3.78% and 3.04%, respectively for the quarter and year-to-date. The Fund's Premier and Retail Classes returned 2.14% and 2.04%, respectively, for the second quarter and 4.90% and 4.80%, respectively, since inception.

OUTLOOK

Looking ahead, we continue to believe that the Fund is well positioned to benefit from a renewed focus on valuation. As the Fed nears the end of its tightening program, we believe that a number of sectors are poised to rebound as the market returns to more normal valuations. Furthermore, it is our belief that the steep discounts in the small cap arena cannot continue and that the inherent value in these companies must be realized. In the last year, we have seen over 10% of the Fund's holdings either bought out by larger entities or taken private at significant premiums. We believe that as long as these discounts persist, the pace of merger and acquisition activity will continue to pick up and one way or another, the underlying value will be realized.


_
2



CHARTER SMALL COMPANY
STOCK VALUE FUND

INVESTMENTS IN SECURITIES
JUNE 30, 2000 (UNAUDITED)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
COMMON STOCKS - 94.6%

BANKING - 14.2%
Community Bank Sys., Inc.                       5,240     $  116
Community First Bankshares                      9,860        161
FNB Corp.                                       9,450        195
Interwest Bancorp, Inc.                        21,010        294
Medford Bancorp, Inc.                          12,000        169
Republic Sec. Financial Corp.                  22,000        110
Seacoast Fin'l Services, Corp.                 16,500        157
Warren Bancorp, Inc.                           12,000         85
Webster Fin'l Corp.                            12,500        277
                                                       ----------
                                                           1,564
                                                       ----------

CLOTHING - 3.3%
Wolverine Worldwide, Inc.                      37,000        365
                                                       ----------

COMMUNICATIONS EQUIPMENT - 3.0%
Federal Signal                                 20,000        330
                                                       ----------

COMPUTER SERVICES - 4.8%
Complete Business Solutions  *                  7,500        132
Computer Horizons Corp.                        12,500        168
Structural Dynamics  *                         15,250        230
                                                       ----------
                                                             530
                                                       ----------
CONSTRUCTION - 1.4%
Lennar Corp.                                    7,500        152
                                                       ----------

CONSUMER PRODUCTS - 0.2%
Vlasic Foods Int'l, Inc.*                       16,500         27
                                                       ----------

ENTERTAINMENT - 1.2%
Landrys Seafood Restaurants                    15,000        127
                                                       ----------

The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               3

CHARTER SMALL COMPANY
STOCK VALUE FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
HEALTH CARE - 3.7%
Manor Care  *                                  37,000    $   259
Omnicare, Inc.                                 15,810        143
                                                       ----------
                                                             402
                                                       ----------
INSURANCE - 5.2%
Horace Mann Educators Corp                     14,000        210
Old Rep. Int'l. Corp.                          22,000        363
                                                       ----------
                                                             573
                                                       ----------
MORTGAGE BANKERS - 5.6%
Pulte Corp.                                    12,000        260
Ryland Group, Inc.                             16,000        354
                                                       ----------
                                                             614
                                                       ----------

MANUFACTURING - 17.5%
Briggs & Stratton Corp.                         5,000        171
Champion Enterprises                            9,500         46
Circor International, Inc.                     10,000         82
Kaydon Corp.                                    5,000        105
Kronos Inc.  *                                  2,500         65
LA-Z Boy Inc.                                  11,000        154
Micros Sys Inc.  *                              1,280         24
Rayonier, Inc.                                  5,000        179
R. P. M., Inc.                                 16,450        167
Stewart & Stevenson Services, Inc.             18,000        271
Thomas Industries, Inc.                        20,000        354
Wabash Nat'l. Corp.                            11,000        131
Watts Industries                               13,810        174
                                                       ----------
                                                           1,923
                                                       ----------


The Notes to Financial Statements are an integral part of these statements.

_
4

                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
MEDICAL - 1.3%
Steris Corp.  *                                16,000   $    142
                                                       ----------

MISCELLANEOUS - 4.8%
AVT Corp.                                      19,000        140
Kforce Com Inc.  *                             18,000        125
Interim Services, Inc.  *                      15,000        266
                                                       ----------
                                                             531
                                                       ----------

OIL & GAS - 4.4%
Key Energy Group, Inc.  *                      25,000        241
Mitchell Energy & Dev C-CL B                    7,500        241
                                                       ----------
                                                             482
                                                       ----------

PLASTICS - 3.3%
A. Schulman, Inc.                              30,000        362
                                                       ----------

REAL ESTATE INVESTMENT TRUSTS - 10.1%
IRT Property Co.                               15,000        128
Gables Residential Trust                       11,000        284
Home Pptys. NY, Inc.                            8,000        240
Parkway Pptys. Inv.                             5,000        153
Summit Properties, Inc.                        14,500        305
                                                       ----------
                                                           1,110
                                                       ----------

RETAIL
Abercrombie and Fitch Co.  *                   16,000        195
AnnTaylor Stores Corp.  *                       7,750        257
Caseys Gen. Stores, Inc.                        8,500         88
Pier 1 Imports, Inc.                           15,000        146
                                                       ----------
                                                             686
                                                       ----------
SOFTWARE - 2.8%
JDA Software Group, Inc.  *                     4,450         85



The Notes to Financial Statements are an integral part of these statements.


                                                                               _
                                                                               5

CHARTER SMALL COMPANY
STOCK VALUE FUND

INVESTMENTS IN SECURITIES CONTINUED
JUNE 30, 2000 (UNAUDITED)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Mentor Graphics Corp.                           5,260   $    105
Transaction Systems Architects   *              7,000        120
                                                       ----------
                                                             310
                                                       ----------
TRANSPORTATION - 1.7%
CNF Transn. Inc.                                8,000        182
                                                       ----------
TOTAL COMMON STOCKS - 94.7%
    (Cost $10,487)                                        10,412
                                                       ----------

SHORT-TERM OBLIGATIONS - 5.9.%

MONEY MARKET FUND
Charter Money Market Fund                     656,000        656
                                                       ----------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost $656)                                                656
                                                       ----------
TOTAL INVESTMENT IN SECURITIES - 100.6%
  (Total Cost $11,143)                                    11,068
Cash and Other Assets Less Liabilities - (-0.6%)             (65)
                                                       ----------
NET ASSETS - 100.0%                                     $ 11,003
                                                       ==========

*  Non-Income producing securities


-----------------------------------------------------------------
CHARTER SMALL COMPANY STOCK VALUE FUND
TEN LARGEST POSITIONS (UNAUDITED)

                                                (000)
Wolverine World Wide, Inc.                   $   365       3.3%
Old Rep. Int'l, Corp.                            363       3.3%
Schulman A., Inc                                 362       3.3%
Ryland Group, Inc.                               354       3.2%
Thomas Industries, Inc.                          354       3.2%
Federal Signal                                   330       3.0%
Summit Properties, Inc.                          305       2.8%
Interwest Bancorp, Inc.                          294       2.7%
Gables Residential Trust                         284       2.6%
Interim Services, Inc.                           266       2.4%
-----------------------------------------------------------------

The Notes to Financial Statements are an integral part of these statements.

_
6

CHARTER SMALL COMPANY
STOCK VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)


                                                             (IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS:
Investments in securities at value (Cost - $11,143)            $   11,068
Receivable for investments sold                                        44
Interest and dividends receivable                                      11
Other                                                                  14
                                                           ---------------
Total assets                                                       11,137
                                                           ---------------

LIABILITIES:
Payable for investments purchased                                      97
Accrued advisory fees payable                                           9
Custodian fees payable                                                  7
Accrued audit and legal fees payable                                    7
Administrative services payable                                         6
12b-1 and sub-accounting fees payable to distributor                    3
Other accrued expenses                                                  5
                                                           ---------------
Total liabilities                                                     134
                                                           ---------------
NET ASSETS                                                     $   11,003
                                                           ===============
SHARES OUTSTANDING
Institutional Class ($10.50 net asset value per share)                450
                                                           ===============
Premier Class ($10.49 net asset value per share)                      482
                                                           ===============
Retail Class ($10.48 net asset value per share)                       116
                                                           ===============

COMPONENTS OF NET ASSETS:
Paid in capital                                                $   10,484
Undistributed net investment income                                    82
Accumulated net realized gain on investments                          512
Unrealized depreciation of investments                                (75)
                                                           ---------------
NET ASSETS                                                     $   11,003
                                                           ===============

The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               7

CHARTER SMALL COMPANY
STOCK VALUE FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 20, 2000* TO
JUNE 30, 2000 (UNAUDITED)
                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividends                                                       $     131
     Interest                                                                6
                                                            -------------------
                                                                           137
EXPENSES:
     Investment advisory fees                                               46
     Registration fees                                                      16
     Custodian fees and expenses                                            14
     Administrative services                                                 9
     Auditing and legal fees                                                 8
     Sub-accounting fees                                                     5
     Shareholder reports                                                     3
     12b-1 fees                                                              1
     Other                                                                   2
                                                            -------------------
     Total expenses                                                        104
        Less expenses waived by adviser or distributor                     (49)
                                                            -------------------
     Net expenses                                                           55
                                                            -------------------
     NET INVESTMENT INCOME                                                  82
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain from securities transactions                        512
     Unrealized depreciation of investments                                (75)
                                                            -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     437
                                                            -------------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                 $     519
                                                            ===================

* Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

_
8

CHARTER SMALL COMPANY
STOCK VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD JANUARY 20, 2000* TO
JUNE 30, 2000 (UNAUDITED)

                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                               $      82
Net realized gain from securities transactions                            512
Unrealized depreciation of investments                                    (75)
                                                           -------------------
Net increase in net assets from operations                                519
                                                           -------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
     Institutional Class                                                    -
     Premier Class                                                          -
     Retail Class                                                           -
                                                           -------------------
Total distributions to shareholders                                         -
                                                           -------------------
CAPITAL SHARE TRANSACTIONS:
Institutional Class
Net proceeds from sales of shares                                       4,500
Net asset value of shares issued to shareholders in
     reinvestment of dividends and distributions                            -
                                                           -------------------
                                                                        4,500
Cost of shares redeemed                                                     -
                                                           -------------------
                                                                        4,500
                                                           -------------------
Premier Class
Net proceeds from sales of shares                                       4,830
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                         -
                                                           -------------------
                                                                        4,830
Cost of shares redeemed                                                   (12)
                                                           -------------------
                                                                        4,818
                                                           -------------------
Retail Class
Net proceeds from sales of shares                                       1,188
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                         -
                                                           -------------------
                                                                        1,188
Cost of shares redeemed                                                   (22)
                                                           -------------------
                                                                        1,166
                                                           -------------------
Net increase from Fund share transactions                              10,484
                                                           -------------------
NET INCREASE IN NET ASSETS                                             11,003
NET ASSETS:
Beginning of period                                                         -
                                                           -------------------
End of period (including undistributed net
     investment income of $82)                                    $    11,003
                                                           ===================

* Commencement of operations

The Notes to Financial Statements are an integral part of these statements.

                                                                               _
                                                                               9

CHARTER SMALL COMPANY
STOCK VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS CONTINUED
FOR THE PERIOD JANUARY 20, 2000* TO
JUNE 30, 2000 (UNAUDITED)

                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
TRANSACTIONS IN CAPITAL STOCK
INSTITUTIONAL CLASS
Shares sold                                                                450
Shares issued in reinvestment of dividends and
  distributions                                                              -
                                                            -------------------
                                                                           450
Shares redeemed                                                              -
                                                            -------------------
Net increase in shares outstanding                                         450
                                                            ===================
PREMIER CLASS
Shares sold                                                                483
Shares issued in reinvestment of dividends and
  distributions                                                              -
                                                            -------------------
                                                                           483
Shares redeemed                                                             (1)
                                                            -------------------
Net increase in shares outstanding                                         482
                                                            ===================
RETAIL CLASS
Shares sold                                                                118
Shares issued in reinvestment of dividends and
  distributions                                                              -
                                                            -------------------
                                                                           118
Shares redeemed                                                             (2)
                                                            -------------------
Net increase in shares outstanding                                         116
                                                            ===================

* Commencement of operations


The Notes to Financial Statements are an integral part of these statements.

__
10



CHARTER SMALL COMPANY
STOCK VALUE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES. Charter Small Company Stock Value Fund is a separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Charter Small Company Stock Value Fund seeks long-term capital appreciation by investing principally in common stocks of small U.S. companies with a market capitalization at the time of purchase of less than $1 billion whose stock prices are believed to be undervalued. The Trust offers three classes of shares:
Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable sub-accounting or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. Institutional Class Shares have a separate transfer agent charge and no distribution fee or sub-accounting fee. The Premier Class Shares have a sub-accounting fee. The Retail Class Shares have a 12b-1 fee and a sub-accounting fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that

                                                                              __
                                                                              11

CHARTER SMALL COMPANY
STOCK VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) CONTINUED


day, at the last bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For federal income tax purposes, each fund in the Trust is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - Dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed annually.

Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting

__
12


principles. To the extent that such differences are permanent, a re-classification to paid in capital may be required.


2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 1.00% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 1.05% annually of average daily net assets for the Institutional Class, 1.25% annually of average daily net assets for the Premier Class, and 1.50% annually for the Retail Class, until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus. TimesSquare retains the ability to be repaid by the Fund if the Fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after TimesSquare waives management fees or reimburses Fund operating expenses.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2000, the Fund paid or accrued $9,432.

With respect to Retail Class shares, the Fund has adopted a 12b-1 plan which requires the payment of 0.25% annually ($1,225 through 6/30/00) to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in

                                                                              __
                                                                              13

CHARTER SMALL COMPANY
STOCK VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) CONTINUED


the sale of such shares. Premier and Retail Class shares are also subject to a sub-accounting fee payable to CFS equal to 0.20% annually ($4,352 and $980, respectively, through 6/30/00). The sub-accounting and 12b-1 fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average net assets, to the amounts described above until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2000 were $14,397,669 and $4,423,171, respectively.

At June 30, 2000, the cost of securities for federal income tax purposes was $11,165,421. The Fund had net unrealized depreciation of investment of $97,696, consisting of gross unrealized appreciation of $742,953 and gross unrealized depreciation of $840,649 for federal income tax purposes.

5. CAPITAL STOCK. The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At June 30, 2000, Life Insurance Company of North America, an indirect, wholly-owned subsidiary of CIGNA Corporation, owned 96% of the Fund.

__
14



CHARTER SMALL COMPANY
STOCK VALUE FUND



6. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:


                                                                             (UNAUDITED)
                                                                FOR THE PERIOD JANUARY 20, 2000(4)
                                                                          TO JUNE 30, 2000

                                                             INSTITUTIONAL    PREMIER           RETAIL
                                                                CLASS          CLASS            CLASS
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.00         $ 10.00          $ 10.00

INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                           0.09            0.08             0.06
  Net realized and unrealized gain on securities                  0.41            0.41             0.42
                                                               -------         --------         --------
TOTAL FROM INVESTMENT OPERATIONS                                  0.50            0.49             0.48
                                                               -------         --------         --------
LESS DISTRIBUTIONS:
  Dividends from net investment income                               -               -                -
  Distributions from capital gains                                   -               -                -
                                                               --------        --------         --------
TOTAL DISTRIBUTIONS                                                  -               -                -
                                                               --------        --------         --------
NET ASSET VALUE, END OF PERIOD                                 $ 10.50         $ 10.49          $ 10.48
                                                               ========        ========         ========
TOTAL RETURN(1)                                                   5.00% (2)       4.90% (2)        4.80% (2)
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                        1.05% (3)       1.25% (3)        1.50% (3)
  Net investment income                                           1.92% (3)       1.72% (3)        1.46% (3)
  Fees and expenses waived or borne by the Adviser or
    Distributor                                                   0.94% (3)       0.94% (3)        0.96% (3)
  Portfolio turnover                                                52% (2)         52% (2)          52% (2)
  Net assets, end of period (000 omitted)                      $ 4,726         $ 5,059          $ 1,218

(1) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(2) Not annualized.
(3) Annualized.
(4) Commencement of operations.


                                                                              __
                                                                              15

CHARTER SMALL COMPANY
STOCK VALUE FUND



Charter Small Company Stock Value Fund is an open-end, diversified management investment company that invests primarily in common stocks of small U.S. companies with a market capitalization at the time of purchase of less than $1 billion whose stock prices are believed to be undervalued. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152. The Fund is distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, CT 06115-0476 (telephone:
1.888.CIGNA.FS or 1.888.244.6237).

TRUSTEES

Hugh R. Beath
ADVISORY DIRECTOR, ADMEDIA CORPORATE ADVISORS, INC.

Richard H. Forde
SENIOR MANAGING DIRECTOR, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Russell H. Jones
VICE PRESIDENT AND TREASURER, KAMAN CORPORATION

Thomas C. Jones
PRESIDENT, CIGNA RETIREMENT AND INVESTMENT SERVICES &
CHAIRMAN OF THE BOARD, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Paul J. McDonald
SPECIAL ADVISOR TO THE BOARD OF DIRECTORS,
FRIENDLY ICE CREAM CORPORATION

OFFICERS

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT

Alfred A. Bingham III
VICE PRESIDENT AND TREASURER

Jeffrey S. Winer
VICE PRESIDENT AND SECRETARY

__
16

[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA FINANCIAL SERVICES, INC.

P.O. Box 150476 . Hartford, CT 06115-0476
www.cigna.com . Member NASD/SIPC

                                            545724



________________________________________________________________________________


                               CIGNA FUNDS GROUP

________________________________________________________________________________

                     [A BUILDING GRAPHIC APPEARS IN THE BACKGROUND OF THIS PAGE]

                                                               CHARTER FUNDS/SM/


                                                                         CHARTER

                                                                           SMALL

                                                                         COMPANY

                                                                           STOCK

                                                                           VALUE

                                                                            FUND






                                                               Semiannual Report
                                                                   June 30, 2000




[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
CIGNA Financial Services, Inc.